SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Disclosure of selling and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	$ 10,581	$ 11,403	$ 9,454
Salaries and related benefits
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	5,285	5,409	4,803
Marketing and related expenses
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	1,943	2,190	1,802
Depreciation and amortization
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	1,633	1,918	1,453
Rental fees and maintenance
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	160	271	205
Maintenance of vehicles
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	313	240	182
Others
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Selling and marketing expenses	$ 1,247	$ 1,375	$ 1,009